Stockholder's Equity - Assumptions used for estimating fair value of warrants (Details) - Common Stock Warrants and Placement Agent Warrants	Feb. 18, 2026 Y
Expected volatility
Stockholder's Equity
Measurement input	0.9251
Risk-free interest rate
Stockholder's Equity
Measurement input	0.0366
Expected life of warrants (years)
Stockholder's Equity
Measurement input	5